Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements

9. Financial Instruments and Fair Value Measurements:

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. Effective January 1, 2011, the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps.

The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income/(loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in the accompanying consolidated statement of operations. Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying consolidated statement of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company also enters from time to time into foreign currency forward contracts in order to manage risks associated with fluctuations in foreign currencies. All of the Company's derivative transactions are entered into for risk management purposes.

9.1 Interest rate swaps and cap and floor agreements: As of December 31, 2012, the Company had outstanding twelve interest rate swaps, with a notional amount of $2.7 billion, maturing from September 2013 through November 2017. As of December 31, 2013, the Company had outstanding nine interest rate swaps, with a notional amount of $2.1 billion , maturing from September 2014 through November 2017. As of December 31, 2014, the Company had outstanding seven interest rate swaps, with a notional amount of $1.8 billion , maturing from April 2016 through November 2017.

Effective January 1, 2011, the Company removed the designation of interest rate swaps previously designated as cash flow hedges and discontinued hedge accounting for the associated interest rate swaps. As a result, as of December 31, 2012, 2013 and 2014, these agreements do not qualify for hedge accounting and, as such, changes in their fair values are included in the accompanying consolidated statements of operations. In accordance with ASC 815-30-40 the accumulated unrealized loss recorded in "Accumulated Other Comprehensive Income/(Loss) " for previously designated cash flow hedges, which as of December 31, 2010, amounted to $35,992, is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. During the year ended December 31, 2012 and following the early repayment of the associated loan, the balance of the hedge reserve amounting to $22,904 was reclassified into the consolidated statement of operations. Included in the $22,904 is an amount of $13,088 that was transferred to the consolidated statements of operations immediately as a result of the early loan repayment, which ended the forecasted transaction.

Accumulated Other Comprehensive Loss also included realized losses on cash flow hedges associated with interest capitalized during prior years under "Advances for drillships under construction" amounting to $27,776, which according to ASC 815-30-35 is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. As a result, during the years ended December 31, 2012, 2013 and 2014, amounts of $1,034, $1,036 and $1,034, respectively, were reclassified into the consolidated statements of operations.

The estimated amount in other comprehensive income/ (loss) of cash flow hedge losses at December 31, 2014, that will be reclassified into earnings within the next twelve months, is $1,034.

9.2 Foreign currency forward contracts: As of December 31, 2012, 2013 and 2014, the Company had no outstanding forward contracts.

Tabular disclosure of financial instruments is as follows:

Fair Values of Derivative Instruments in the Balance Sheets:

Derivatives not designated as Hedging Instruments	Balance Sheet Location	December 31, 2013 Fair value	December 31, 2014 Fair value
Interest rate swaps	Financial Instruments non-current assets	$13,517	$10,101
Interest rate swaps	Financial Instruments current liabilities	(30,266)	(17,881)
Interest rate swaps	Financial Instruments non-current liabilities	(15,557)	(8,617)
Total derivatives		$(32,306)	$(16,397)

During the years ended December 31, 2012, 2013 and 2014, the losses transferred from other comprehensive income/ (loss) to the statement of operations were $23,938, $1,036 and $1,034, respectively.

The effect of Derivative Instruments on the Consolidated Statement of Operations:

Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014

Foreign currency forward contracts Interest rate swaps	Other, net Gain/ (Loss) on interest rate swaps	- (36,974)	- 8616	- (12.671)

Total		$ (36,974)	-	$ -

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, and accounts payable and other current liabilities reported in the consolidated balance sheets approximate their respective fair values because of the short-term nature of these accounts. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The Senior Unsecured Notes, the 7.25% Senior Unsecured Notes, the Drill Rigs Senior Notes and the Term Loan B Facilities have a fixed rate and their estimated fair values are determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the countermarket). The estimated fair value of the above Senior Unsecured Notes, Drill Rigs Senior Notes and Term Loan B Facility at December 31, 2013, is approximately $531,250, $863,504 and $1,951,790, respectively compared to a carrying value net of finance fees of $493,915, $784,485 and $1,839,170, respectively. The estimated fair value of the above 7.25% Senior Unsecured Notes and Drill Rigs Senior Notes, at December 31, 2014, is approximately $380,000 and $666,000, respectively while the loan balances are approximately the same as their fair market values, compared to a carrying value net of finance fees of $492,214, $788,224, $1,825,671 and $1,266,341, respectively.

The guidance for fair value measurement applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories.

Fair value measurements are classified based upon inputs used to develop the measurement under the following hierarchy:

Level 1--Quoted market prices in active markets for identical assets or liabilities.

Level 2--Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3--Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Interest rate swaps-asset position	$10,101	-	10,101	$-
Interest rate swaps-liability position	(26,498)	-	(26,498)	-

Total	$(16,397)	-	(16,397)	$-

	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Interest rate swaps-asset position	$13,517	-	13,517	$-
Interest rate swaps-liability position	(45,823)	-	(45,823)	-

Total	$(32,306)	-	(32,306)	$-